Document and Entity Information	Nov. 12, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	Silence Therapeutics plc
Entity Incorporation State Country Code	X0
Entity File Number	001-39487
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	12 Hammersmith Grove
Entity Address City Or Town	London
Entity Address Country	GB
Entity Address Postal Zip Code	W6 7AP
Country Region	44
City Area Code	20
Local Phone Number	3457 6900
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001479615
Amendment Flag	false
ADR [Member]
Document And Entity Information [Line Items]
Security 12b Title	American Depositary Shares, each representing three ordinary shares, nominal value £0.05 per share
Trading Symbol	SLN
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Ordinary share, nominal value £0.05 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true